RESIDENTIAL MORTGAGE LOAN SPONSOR LLC ABS-15G

Exhibit 99.6

Client Name:
Client Project Name:	RMLT 2019-1
Start - End Dates:	8/20/2013-9/13/2018
Deal Loan Count:	544

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	2
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	LTV/CLTV	CRDLTV107	LTV Exception 5% or Less	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	2
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Total				11

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